PROVISION FOR EMPLOYEE BENEFITS - Scheduled vesting of outstanding restricted stock (Details) - TRY (₺)	Dec. 31, 2022	Dec. 31, 2021
PROVISION FOR EMPLOYEE BENEFITS
Outstanding stock units	1,766,235	1,680,121
2023
PROVISION FOR EMPLOYEE BENEFITS
Outstanding stock units	1,194,159
2024
PROVISION FOR EMPLOYEE BENEFITS
Outstanding stock units	536,525
2025
PROVISION FOR EMPLOYEE BENEFITS
Outstanding stock units	35,551